SIGNIFICANT COMMITMENTS AND AGREEMENTS - Radio Frequency Usage (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Significant Commitments and Agreements [Line Items]
Radio frequency usage charges	Rp 5,473	Rp 4,276	Rp 3,687
Telkomsel
Disclosure of Significant Commitments and Agreements [Line Items]
Period for radio frequency usage	10 years
Amount of performance bond	Rp 20
Amount of surety bond	Rp 1,030